Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 172,620,428	$ 172,580,609
Warrant Liabilities – Public Warrants	1,207,500	5,180,136
Level 3 [Member]
Assets:
Warrant Liabilities – Private Placement Warrants	728,000	3,131,574
Convertible Promissory Note – Related Party	$ 259,500